Lease Liabilities - Summary of Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Obligations [Line Items]
Acquisitions (note 3(a), note3(b))	$ 84,555	$ 345,351
Lease payments	(41,013)	(27,693)
Current portion	30,537	30,206
Long-term	136,492	139,625
IFRS 16
Disclosure Of Lease Obligations [Line Items]
Balance, beginning of year	169,831	33,470
Acquisitions (note 3(a), note3(b))	4,336	142,106
Additions	4,362	7,497
Lease payments	(45,017)	(31,834)
Renewals, remeasurements and dispositions	25,505	10,890
Tenant inducement allowances received	91	1,799
Accretion expense	7,921	5,903
Balance, end of year	167,029	169,831
Current portion	30,537	30,206
Long-term	$ 136,492	$ 139,625